AdvisorDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated November 17, 2008,
To Prospectus Dated May 1, 2008

Effective November 17, 2008, the following Subaccounts are added to the available Subaccounts, and are added to the list of Subaccounts on the cover page and under "The Separate Account and the Funds" section of the Prospectus:

  Rydex VT International Rotation
  SBL All Cap Value
  SBL Large Cap Value
  SBL Mid Cap Growth
  SBL Mid Cap Value

Effective November 17, 2008, the following Subaccounts are reopening and will be available for allocation of purchase payments and Contract Value. These Subaccounts are added to the list of Subaccounts on the cover page and under "The Separate Account and the Funds" section of the Prospectus:

  Franklin Small-Mid Cap Growth Securities
  Templeton Developing Markets Securities
  Templeton Foreign Securities

The table under the "Frequent Transfer Restrictions" section of the Prospectus is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers[1]
Direxion Dynamic VP HY Bond, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont; All Rydex Subaccounts, except Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation	Unlimited
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value and SBL Small Cap Value	4
Wells Fargo Advantage VT Opportunity	2
Federated Fund for U.S. Government Securities II, Federated High Income Bond II	1
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS® Growth and Income, Templeton Developing Markets Securities, Templeton Foreign Securities and Van Kampen LIT Government	1[2]
Dreyfus VIF International Value	1[3]
  Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

The table "Objectives for Underlying Funds" is revised as follows for the new and reopened Underlying Fund:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Franklin Small-Mid Cap Growth Securities	Class 2	Long-term capital growth	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906
Rydex VT International Rotation		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6479
SBL All Cap Value		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Large Cap Value		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Mid Cap Growth		Capital appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Mid Cap Value		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
Templeton Developing Markets Securities	Class 2	Long-term capital appreciation	Templeton Asset Management LTD. 7 Temasek Boulevard, #38-03 Suntec Tower 1, Singapore 038987
Templeton Foreign Securities	Class 2	Long-term capital growth	Templeton Investment Counsel, LLC
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394

Franklin Templeton Investment Management Limited
The Adelphi Building
1-11 John Adam Street
London WC2N 6HT
(Sub-Adviser)

Please Retain This Supplement For Future Reference